Document and Entity Information	12 Months Ended
Dec. 31, 2020
Document And Entity Information
Entity Registrant Name	Cellcom Israel Ltd.
Entity Central Index Key	0001385145
Document Type	6-K
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Document Period End Date	Dec. 31, 2020
Amendment Flag	false
Current Fiscal Year End Date	--12-31